Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
BALANCES, beginning of period at Dec. 31, 2008	$ 149,628	$ 1,629,981	$ 7,860,629	$ (190,262)	$ (1,520,772)	$ 7,929,204	$ 327,477	$ 8,256,681
BALANCES, shares at Dec. 31, 2008	374,069				60,092
Comprehensive income:
Net earnings (loss)			(293,613)			(293,613)	56,435	(237,178)
Net unrealized loss on hedging derivatives, net of income taxes				(48,616)		(48,616)		(48,616)
Reclassification adjustment for loss on settlement of hedging derivatives included in net loss/earnings, net of income taxes				40,543		40,543		40,543
Foreign currency translation gain, net of income taxes				155,201		155,201	84	155,285
Adjustment to early retiree medical plan, net of income taxes				2,078		2,078		2,078
Total comprehensive income (loss)						(144,407)	56,519	(87,888)
Stock options exercised (in shares)	239							239
Stock options exercised	95	3,645				3,740		3,740
Stock option expense								0
Issuance of stock under award plans, net of forfeitures, shares	384				(256)
Issuance of stock under award plans, net of forfeitures	154	38,247			6,482	44,883		44,883
Amortization of unearned compensation		3,904				3,904		3,904
Cash dividends			(446,798)			(446,798)		(446,798)
Distributions to noncontrolling interests							(190,233)	(190,233)
BALANCES, end of period at Dec. 31, 2009	149,877	1,675,777	7,120,218	(41,056)	(1,514,290)	7,390,526	193,763	7,584,289
BALANCES, shares at Dec. 31, 2009	374,692				59,836
Comprehensive income:
Net earnings (loss)			134,092			134,092	72,231	206,323
Net unrealized loss on hedging derivatives, net of income taxes				(29,957)		(29,957)		(29,957)
Reclassification adjustment for loss on settlement of hedging derivatives included in net loss/earnings, net of income taxes				35,141		35,141		35,141
Foreign currency translation gain, net of income taxes				8,172		8,172	10	8,182
Adjustment to early retiree medical plan, net of income taxes				(76)		(76)		(76)
Total comprehensive income (loss)						147,372	72,241	219,613
Stock options exercised (in shares)	319							319
Stock options exercised	128	4,534				4,662		4,662
Stock option expense		729				729		729
Issuance of stock under award plans, net of forfeitures, shares	440				(176)
Issuance of stock under award plans, net of forfeitures	176	28,152			4,449	32,777		32,777
Amortization of unearned compensation		2,326				2,326		2,326
Cash dividends			(458,322)			(458,322)		(458,322)
Distributions to noncontrolling interests							(55,380)	(55,380)
BALANCES, end of period at Dec. 31, 2010	150,181	1,711,518	6,795,988	(27,776)	(1,509,841)	7,120,070	210,624	7,330,694
BALANCES, shares at Dec. 31, 2010	375,451				59,660
Comprehensive income:
Net earnings (loss)			778,188			778,188	82,796	860,984
Net unrealized loss on hedging derivatives, net of income taxes				(8,454)		(8,454)		(8,454)
Reclassification adjustment for loss on settlement of hedging derivatives included in net loss/earnings, net of income taxes				37,093		37,093		37,093
Foreign currency translation gain, net of income taxes				(40,205)		(40,205)	(5)	(40,210)
Adjustment to early retiree medical plan, net of income taxes				8,789		8,789		8,789
Correction of error in early retiree medical plan, net of income taxes				(7,624)		(7,624)		(7,624)
Total comprehensive income (loss)						767,787	82,791	850,578
Stock options exercised (in shares)	387							387
Stock options exercised	155	7,942				8,097		8,097
Stock option expense		9,850				9,850		9,850
Issuance of stock under award plans, net of forfeitures, shares	401				(170)
Issuance of stock under award plans, net of forfeitures	160	25,624			4,307	30,091		30,091
Amortization of unearned compensation		1,600				1,600		1,600
Cash dividends			(462,610)			(462,610)		(462,610)
Distributions to noncontrolling interests							(61,720)	(61,720)
BALANCES, end of period at Dec. 31, 2011	$ 150,496	$ 1,756,534	$ 7,111,566	$ (38,177)	$ (1,505,534)	$ 7,474,885	$ 231,695	$ 7,706,580
BALANCES, shares at Dec. 31, 2011	376,239				59,490